Schedule of funding available from operations and other sources (Details) - USD ($)	May 31, 2022	Aug. 31, 2021	May 31, 2021	Aug. 31, 2020
IfrsStatementLineItems [Line Items]
Accrued liabilities	$ 28,694,867	$ 41,897,303
Players liability account	289,889	331,528
Lease obligation	403,577	587,551	$ 436,838	$ 572,148
Promissory notes payable	806,204	821,948
Convertible debt	2,692,514	$ 914,427
Less than One Yyear [Member]
IfrsStatementLineItems [Line Items]
Accounts payable	11,982,749
Accrued liabilities	4,926,240
Players liability account	289,889
Lease obligation	158,501
Promissory notes payable	806,204
Convertible debt	2,692,514
1-2 Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Lease obligation	245,076
Promissory notes payable
Convertible debt	5,146,723
2-5 Years [Member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Lease obligation
Promissory notes payable
Convertible debt